Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risks and Concentration
Risks and Concentration

3. Risks and Concentration

(a) Credit and Concentration Risks

The Group’s credit risk arises from cash and cash equivalents, restricted cash, short-term investments, prepayments and other current assets, accounts receivables balances amounts, due from related parties and long-term investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and time deposits, which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its customers, as customers usually prepay for travel services. Accounts receivable are typically unsecured and are primarily derived from revenue earned from individual customers, corporate customers, travel agents, insurance companies and travel boards or bureaus. The risk with respect to accounts receivable is mitigated by credit evaluations performed on those customers and ongoing monitoring processes on outstanding balances. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2018, 2019 and 2020.

3. Risks and Concentration - continued

(a) Credit and Concentration Risks - continued

The Group has purchased financial products issued by banks, companies and other financial institutions. The Group also provided account receivables factoring service and cash lending service to customers. The Group has set up a risk evaluation system on the issuers of credit quality, ultimate borrowers of asset management schemes, and conducts collectability assessment of the financial assets and loan receivables on timely basis.

The Group’s collectability assessment considers duration of credit periods, the credit standing of the borrowers and parties that have guaranteed the repayment of the debts, the quality of assets pledged, the borrowers’ repayment plans, forward looking information and an evaluation of default risk by reference to relevant information that is publicly available.

(b) Foreign Currency Risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes influenced by central government policies, and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.